Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade receivables

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Receivables from collaboration agreements	682	1,250

Accounts receivable	682	1,250